Equity accounted investments - Equity accounted investments recognised (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Equity accounted investments.
Loss and total comprehensive loss for the year	R (347)	R 1,074	R 1,443
Share of (losses)/profits	(347)	1,089	1,454
Remeasurement items for equity accounted investments		(15)	(11)
Dividends received from equity accounted investments	208	R 1,506	R 1,702
Amount of significant restrictions on ability of joint ventures or associates to transfer funds to parent	R 0